Details of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounts [Line Items]
Summary of Cash and Cash Equivalents
(1)	Cash and cash equivalents

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Cash on hand	$56	$50	$2
Checking and demand deposits	807,428	978,854	32,727
Time deposits	—	44,970	1,503
	$807,484	$1,023,874	$34,232

Summary of Accounts Receivable
(2)	Financial assets at amortized cost

	December 31,
Items	2018	2019
	NT$000	NT$000	US $000
Current items:
Time deposits with maturity over three months	$307,150	$—	$—

Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

Items	2018	2019
	NT$000	NT$000	US$000
Interest income	$380	$787	$26

(3)	Accounts receivable

	December 31,
	2018	201 9
	NT$000	NT$000	US$000
Accounts receivable	$27,475	$33,252	$1,112
Less: Allowance for doubtful accounts	(18,132)	(18,132)	(606)

	$9,343	$15,120	$506

Summary of Ageing Analysis of Accounts Receivables Past Due But Not Impaired

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Not past due	$9,343	$15,120	$506
Up to 30 days	—	—	—
31 to 90 days	—	—	—
91 to 180 days	—	—	—
Over 181 days	18,132	18,132	606

	$27,475	$33,252	$1,112

Summary of Prepayments
(4)	Prepayments

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Net input VAT	$40,614	$34,591	$1,156
Prepaid insurance expense	1,568	3,190	107
Prepaid handling charges	1,294	1,209	40
Prepaid repair expense	1,580	975	33
Others	11,455	11,019	368

	$56,511	$50,984	$1,704

Summary of Property, Plant and Equipment
A.	The details of property, plant and equipment are as follows:

	Land	Buildings	Testing equipment	Office equipment	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2018
Cost	$14,962	$29,532	$40,708	$18,329	$98,170	$73,014	$274,715
Accumulated depreciation	—	(5,360)	(25,771)	(12,777)	(23,681)	(53,791)	(120,880)

	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835

2018
Opening net book amount	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835
Additions	—	—	34,802	1,318	—	5,950	42,070
Disposal s	—	—	(9)	—	—	—	(9)
Reclassification	—	—	9,114	1,847	(7,679)	(1,847)	1,435
Transfers (Note 2)	—	—	143	—	—	—	143
Depreciation charges	—	(656)	(6,143)	(3,157)	(19,840)	(9,519)	(39,315)
Net exchange differences	—	—	87	(4)	—	3	86

	$14,962	$23,516	$52,931	$6,056	$46,970	$13,810	$158,245

At December 31, 2018
Cost	$14,962	$29,532	$82,584	$19,878	$50,013	$77,208	$274,177
Accumulated depreciation	—	(6,016)	(29,653)	(13,822)	(3,043)	(63,398)	(115,932)

	$14,962	$23,516	$52,931	$6,056	$46,970	$13,810	$158,245

	Land	Buildings	Testing equipment	Office equipment	Transportation equipment	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2019
Cost	$14,962	$29,532	$82,584	$19,878	$—	$50,013	$77,208	$274,177
Accumulated depreciation	—	(6,016)	(29,653)	(13,822)	—	(3,043)	(63,398)	(115,932)
	$14,962	$23,516	$52,931	$6,056	$—	$46,970	$13,810	$158,245
2018
Opening net book amount	$14,962	$23,516	$52,931	$6,056	$—	$46,970	$13,810	$158,245
Additions	—	—	4,379	281	120	—	486	5,266
Disposals	—	—	(1,041)	(28)	—	—	(518)	(1,587)
Reclassification (Note 1)	—	—	(36,315)	—	—	(46,970)	—	(83,285)
Transfers (Note 2)	—	—	71	—	—	—	—	71
Depreciation charges	—	(656)	(4,139)	(2,998)	(23)	—	(9,049)	(16,865)
Net exchange differences	—	—	(40)	(40)	—	—	(82)	(164)
	$14,962	$22,860	$15,846	$3,271	$97	$—	$4,647	$61,683
At December 31, 2019
Cost	$14,962	$29,532	$40,307	$18,675	$120	$—	$63,767	$167,363
Accumulated depreciation	—	(6,672)	(24,461)	(15,404)	(23)	—	(59,120)	(105,680)
	$14,962	$22,860	$15,846	$3,271	$97	$—	$4,647	$61,683
At December 31, 2019 (US$000)
Cost	$500	$987	$1,348	$624	$4	$—	$2,132	$5,595
Accumulated depreciation	—	(223)	(818)	(515)	(1)	—	(1,976)	(3,533)
	$500	$764	$530	$109	$3	$—	$156	$2,062

Summary of Income and expense accounts relating to lease agreements	The information on income and expense accounts relating to lease agreements is as follows:

Items affecting profit or loss	2019
	NT$000	US$000
Interest expense on lease liabilities	$2,323	$78
Expense on short-term lease contracts	2,272	76
Expense on leases of low-value assets	366	12

Summary of Intangible Assets
A.	The details of intangible assets are as follows:

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2018
Cost	$49,114	$23,522	$72,636
Accumulated amortization	(46,315)	(17,684)	(63,999)

	$2,799	$5,838	$8,637

2018
Opening net book amount	$2,799	$5,838	$8,637
Additions	—	3,537	3,537
Amortization charges	(2,799)	(5,345)	(8,144)

	$—	$4,030	$4,030

At December 31, 2018
Cost	$49,290	$27,058	$76,438
Accumulated amortization	(49,290)	(23,028)	(72,318)

	$—	$4,030	$4,030

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2019
Cost	$49,290	$27,058	$76,438
Accumulated amortization	(49,290)	(23,028)	(72,318)

	$—	$4,030	$4,030

2019
Opening net book amount	$—	$4,030	$4,030
Additions	—	4,177	4,177
Transfers (Note)	—	243	243
Amortization charges	—	(6,648)	(6,648)

	$—	$1,802	$1,802

At December 31, 2019
Cost	$49,136	$31,479	$80,614
Accumulated amortization	(49,136)	(29,677)	(78,812)

	$—	$1,802	$1,802

At December 31, 2019 (US$000)
Cost	$1,643	$1,052	$2,695
Accumulated amortizatio n	(1,643)	(992)	(2,635)

	$—	$60	$60

Summary of Amortization Charges of Intangible Assets Recorded in Operating Expenses

	2018	2019
	NT$000	NT$000	US$000
General and administrative expenses	$2,983	$2,796	$93
Research and development expenses	5,161	3,852	129

	$8,144	$6,648	$222

Summary of Other Non Current Assets
(8)	Other non-current assets

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Refundable deposits	$18,930	$24,351	$814
Prepaid expense for medical r esearch-non-current	20,000	20,000	669
Prepayments for equipment	27,942	74,841	2,502

	$66,872	$119,192	$3,985

Summary of Short Term Borrowings
(9)	Short-term borrowings

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Bank unsecured borrowings	$46,000	$46,000	$1,538

Interest rate	1.95% ~2.10%	1.95%	1.95%

Credit line	$—	$30,000	$1,003

Interest expense recognized in profit or loss amounted to NT$942 thousand and NT$917 thousand (US$31 thousand) for 2018 and 2019, respectively.

Summary of Other Payables
(10)	Other payables

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Research expenses	$97,930	$72,576	$2,426
Salaries and bonuses	31,049	25,405	850
Service expenses	48,137	14,236	476
Medical research expenses	2,707	4,526	151
Labor and health insurance	2,191	1,732	58
Repair expenses	676	638	21
Payables on machinery, equipment and intangible assets	3,677	264	9
Other accrued expenses	19,901	11,687	391

	$206,268	$131,064	$4,382

Summary of Long Term Borrowings

(1 1 )	Long-term borrowings

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2018
				NT$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 4	37,277
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 4	28,900
Cathay Bank - secured borrowings	Note 3	5.25%	Note 4	368,580

				434,757
Less: Current portion (Shown as “Other current liabilities”)				(66,747)

				$368,010

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2019
				NT$000	US$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 4	$35,360	$1,182
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 4	25,500	852
Cathay Bank - secured borrowings	Note 3	4.75%	Note 4	309,793	10,358
				370,653	12,392
Less: Current portion (Shown as “Other current liabilities”)				(315,145)	(10,536)
				$55,508	$1,856

Summary of Future Minimum Lease Payments and Present Values
Future minimum lease payments and their present values as of December 31, 2018 are as follows:

	December 31, 2018
	Total finance lease liabilities	Future finance charges	Present value of finance lease liabilities
	NT$000	NT$000	NT$000
Current
Not later than one year (Note)	$24,583	($583)	$24,000
Non-current
Later than one year but not later than two years (Note)	24,198	(198)	24,000

	$48,781	($781)	$48,000

Note:	Shown as “Other current liabilities” and “Other non-current liabilities”, respectively.

Summary of Amounts Recognized in Balance Sheet
(b)	The amounts recognized in the balance sheet are as follows:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Present value of defined benefit obligations	$7,064	$7,402	$247
Fair value of plan assets	(1,560)	(1,805)	(60)

Net defined benefit liability	$5,504	$5,597	$187

Summary of Net Defined benefit Liabilities

(c)	Movements in net defined benefit liabilities are as follows:

2018	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$6,421	($1,319)	$5,102
Interest expense / income	83	(17)	66

	6,504	(1,336)	5,168

Remeasurements:
Change in financial assumptions	162	—	162
Experience adjustments	398	(33)	365

	560	(33)	527
Pension fund contribution	—	(191)	(191)

Balance at December 31	$7,064	($1,560)	$5,504

201 9	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$7,064	($1,560)	$5,504
Interest expense / income	77	(17)	60

	7,141	(1,577)	5,564

Remeasurements:
Change in financial assumptions	304	—	304
Experience adjustments	(43)	(50)	(93)
	261	(50)	211

Pension fund contribution	—	(178)	(178)

Balance at December 31	$7,402	( $1,805)	$5,597

Balance at December 31 (US$000)	$247	( $60)	$187

Summary of Principal Actuarial Assumptions	The principal actuarial assumptions used were as follows:

	2018	2019
Discount rate	1.10%	0.70%

Future salary increases	2.00%	2.00%

Sensitivity Analysis of Actuarial Assumption	The sensitivity analysis is as follows:

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2018
Effect on present value of defined benefit obligations	($201)	$209	$189	($183)

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2019
Effect on present value of defined benefit obligations	( $192)	$198	$176	( $172)

December 31, 2019 (US$000)
Effect on present value of defined benefit obligation	( $6)	$7	$6	( $6)

Summary of Analysis of Timing of Future Pension Payment	The analysis of timing of the future pension payment is as follows:

	NT$000	US$000
Within 1 year	$—	$—
1-2 year(s)	257	9
2-5 years	307	10
6-10 years	3,176	106

	$3,740	$125

Summary of Equity-Settled Share-Based Payment Arrangements
A.	For 2017 , 2018 and 2019, the Company’s equity-settled share-based payment arrangements are as follows:

Type of arrangement	Grant date	Quantity granted (in thousands)	Contract period	Vesting conditions
Employee stock options	2012.05.08	63	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2013.11.14	883	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.03.20	153	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.08.15	82	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.02.26	1,102	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.04.30	16	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.05.04	35	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.07.30	50	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.10.29	180	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.02.25	1,391	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.08.11	140	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.11.03	73	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.06.29	1,320	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.07.02	65	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2019.03.07	115	5 years	Gradually vested after 2 year service (Note 1)
Employee stock option s	2019.05.08	300	5 years	Gradually vested after 2 year service (Note 1)
Restricted stocks to employees (Note 2)	2017.11.16	500	3 years	(Note 3)
Restricted stocks to employees (Note 2)	2018.07.02	50	3 years	(Note 3)

Summary of Employee Stock Options	Employee stock options

	2017
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	4,168	$231
Options forfeited	(655)	189

Options outstanding at end of the year	3,513	239

Options exercisable at end of the year	1,844	301

Options permitted but not yet granted at end of the year	—

	2018
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	3,513	$239
Options granted	1,385	101
Options expired	(831)	379
Options forfeited	(338)	196

Options outstanding at end of the year	3,729	152

Options exercisable at end of the year	1,957	188

Options permitted but not yet granted at end of the year	415

	2019
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)	Weighted-average exercise price (in US dollars)
Options outstanding at beginning of the year	3,729	$152	$5
Options granted	415	93	3
Options expired	(171)	232	8
Options forfeited	(749)	138	5
Options outstanding at end of the year	3,224	134	4

Options exercisable at end of the year	1,669	167	6
Options permitted but not yet granted at end of the year	—

Summary of Restricted Stocks to Employees	Restricted stocks to employees

	2017	2018	2019
	Shares (in thousands)	Shares (in thousands)	Shares (in thousands)
At January 1	111	500	422
Granted for the year (Note 1)	500	50	—
Expired for the year (Note 2)	(31)	(35)	(56)
Vested/restrictions removed for the year	(80)	(93)	(139)

At December 31	500	422	227

Expiry Date and Exercise Price of Stock Options Outstanding	The expiry date and exercise price of stock options outstanding at the balance sheet dates are as follows:

		December 31, 2018
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
NT$			NT$		NT$
$ 249.7	119	0.22	$249.7	119	$249.7
191.7	52	0.62	191.7	52	191.7
227.3	820	1.16	227.3	787	227.3
208.4	15	1.33	208.4	14	208.4
208.4	35	1.34	208.4	31	208.4
140.8	38	1.58	140.8	33	140.8
134.7	138	1.83	134.7	109	134.7
150.5	1,063	2.15	150.5	758	150.5
123.7	28	2.61	123.7	16	123.7
118.0	61	2.84	118.0	38	118.0
99.2	1,295	4.49	99.2	—	—
101.2	65	4.50	101.2	—	—

	3,729			1,957

		December 31, 2019
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Remaining contractual life (years)	Exercise price (in dollars)
NT$			NT$		NT$
$ 207.3	671	0.16	$207.3	671	$207.3
191.0	8	0.33	191.0	8	191.0
191.0	35	0.34	191.0	35	191.0
132.7	30	0.58	132.7	30	132.7
127.5	120	0.83	127.5	120	127.5
141.1	792	1.16	141.1	760	141.1
118.0	8	1.62	118.0	7	118.0
113.1	50	1.85	113.1	38	113.1
98.4	1,215	3.50	98.4	—	—
96.6	75	4.19	96.6	—	—
90.6	220	4.36	90.6	—	—

	3,224			1,669

		December 31 , 2019
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
US$			US$		US$
$ 6.93	671	0.16	$6.93	671	$6.93
6.39	8	0.33	6.39	8	6.39
6.39	35	0.34	6.39	35	6.39
4.44	30	0.58	4.44	30	4.44
4.26	120	0.83	4.26	120	4.26

4.72	792	1.16	4.72	760	4.72
3.95	8	1.62	3.95	7	3.95
3.78	50	1.85	3.78	39	3.78
3.29	1,215	3.50	3.29	—	—
3.23	75	4.19	3.23	—	—
3.03	220	4.36	3.03	—	—
	3,224			1,669

Summary of Expenses Incurred on Share-based Payment Transactions	Expenses incurred on share-based payment transactions are shown below:

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Equity-settled	$57,149	$41,386	$26,793	$896

Summary of Provisions Decommissioning Liabilities	Provisions (decommissioning liabilities)

2019
NT$000
At January 1	$6,922
Used during the period	0

At December 31	$0

At December 31 (US$000)	$0

Summary of Analysis of Total Provisions	Analysis of total provisions are shown below:

	December 31, 2018	December 31, 2019
	NT$000	NT$000	US$000
Non-current	$6,922	$0	$0

Summary of Movements In Common Shares Outstanding
Movements in the number of the Company’s common shares outstanding are as follows (Unit: thousand shares):

	2017	2018	2019
At January 1	55,730	56,199	0
Cash capital increase – issuance of American Depositary Shares	—	7,831	0
Issuance of employee restricted stocks	500	50	0
Employee stock options exercised	—	—	0
Cancellation of employee restricted stocks	(31)	(35)	0

At December 31	56,199	64,045	0

Summary of Operating Revenue	Operating revenue

	2018	2019
	NT$000	NT$000	US$000
Revenue from contracts with customers	$62,324	$209,140	$6,992

Summary of Revenue From Contracts with Customers
(15)	Provisions (decommissioning liabilities)

2019
NT$000
At January 1	$6,922
Unused amount reversed	(490)

At December 31	$6,432

At December 31 (US$000)	$215

Analysis of total provisions are shown below:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Non-current	$6,922	$6,432	$215

In accordance with the requirements specified in the agreements, the Group bears the obligation for the costs of dismantling, removing the asset and restoring the site of its rented office in the future. A provision is recognized for the present value of costs to be incurred for dismantling, removing the asset and restoring the site. It is expected that the provision will be used in 2 to 4 years.

(16)	Common s hares

A.
As of December 31, 2019, the Company’s authorized capital was NT$2,000,000 thousand (US$66,867 thousand), and the paid-in
capital was NT$741,939 thousand (US$24,806 thousand) with a par value of NT$10 (in dollars) (US$0.3 (in dollars)) per share. All proceeds from shares issued have been collected.

Movements in the number of the Company’s common shares outstanding are as follows (Unit: thousand shares):

	2017	2018	2019
Issued common shares at January 1	55,730	56,199	64,045
Cash capital increase	—	—	10,200
Cash capital increase – issuance of American Depositary Shares	—	7,831	—
Issuance of employee restricted stocks	500	50	—
Cancellation of employee restricted stocks	(31)	(35)	(51)
Issued common shares at December 31	56,199	64,045	74,194
Restricted stocks retrieved from employees and to be cancelled	—	—	(5)
Outstanding common shares at December 31	56,199	64,045	74,189

B.
To increase the Company’s working capital, the stockholders at their extraordinary stockholders’ meeting on March 10, 2011 adopted a resolution to raise additional cash through private placement with the effective date set on March 25, 2011. The maximum number of shares to be issued through the private placement was 4,711 thousand shares at a subscription price of NT$42.45 (in dollars) per share. The amount of capital raised through the private placement was NT$200,000 thousand which had been registered. Pursuant to the Securities and Exchange Act of the ROC, the common shares raised through the private placement are subject to certain transfer restrictions and cannot be listed on the stock exchange until three years after they have been issued and have applied for retroactive handling of public issuance procedures. Other than these restrictions, the rights and obligations of the common shares raised through the private placement are the same as other issued common shares.

C.
In February 2018, the Company filed a registration statement on Form F-1, with the U.S. Securities and Exchange Commission (“SEC”) for the initial public offering in the United States of its American Depositary Shares (“ADSs”) representing common shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC on November 21, 2018, and the Company’ s ADSs began trading on the Nasdaq Global Market under the Ticker symbol “TLC”.

The actual units of ADSs for this offering were 3,915,550, and each ADS represents two of the Company’s common shares, which in the aggregate represents 7,831,100
common shares. The offering price per ADS was
US$5.80
(in dollars), equivalent
to a price per common share

of NT$89.32 (in dollars).
 As of December 31, 2019, the outstanding ADRs were 3,915,550 units, or 7,831,100 common shares, representing 10.55% of the Company’s issued common shares.
The terms of ADS are as follows:

(a)	Voting rights
ADSs holders may, pursuant to the Depositary Agreement and the relevant laws and regulations of the R.O.C., exercise the voting rights pertaining to the underlying common stock represented by the ADSs.

(b)	Dividends, stock warrants and other rights
ADSs holders and common shareholders are all entitled to receive dividends. The Depositary may issue new ADSs in proportion to ADSs holding ratios or raise the number of shares of common shares represented by each unit of ADSs or sell stock dividends on behalf of ADSs holders and distribute proceeds to them in proportion to their ADSs holding ratios.
D.
In order to raise funds for drug development, on July 30, 2019 the Board of Directors resolved to increase its capital for cash, which was approved by the FSC on September 17, 2019. For this capital increase for cash, the 10,200,000 common shares were issued with an offering price of NT$82 (in dollars) (US$2.74 dollars) per share. The total paid-in
capital is NT$836,400 thousand (US$27,964 thousand), which has been fully collected. The Company set the record date of the capital increase on October 24, 2019.

E.	Employee restricted stocks

(a)
As

2,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in March 2017
, the Board of Directors resolved on May 11, 2017 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on June 23, 2017.

(b)
As 15,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks

in
July and August 2017
, the Board of Directors resolved on August 10, 2017 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on September 7, 2017.

(c)
As 14,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks

in
September and November 2017
, the Board of Directors resolved on November 1, 2017 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on December 8, 2017.

(d)
As 25,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in June and July 2018
, the Board of Director resolved on August 1, 2018 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on August 29, 2018.

(e)
As 10,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in November 2018
, the Board of Directors resolved on October 31, 2018 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on January 3, 2019.

(f)
The stockholders at their annual stockholders’ meeting on May 31, 2017 adopted a resolution to issue employee restricted stocks (see Note 6(14)) with the effective date set on November 16, 2017 and July 2, 2018. The subscription price is $10 (in dollars) per share. The employee restricted stocks issued are subject to certain restrictions on selling, pledging as collateral, transfer, donation or other methods to dispose before their vesting conditions are met. Other than these restrictions, the rights and obligations of these shares issued are the same as other issued common shares.

(g)
As 17,600
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in February and April 2019
, the Board of Directors resolved on May 8, 2019 to buy back the restricted stocks to retire for capital reduction. The transact
ion
 was completed on June 25, 2019.

(h)
As 33,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in July 2019
, the Board of Directors resolved on November 13, 2019 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on December 25, 2019.

(i)
As 5,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in December 2019
, the Board of Directors resolved on December 20, 2019 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on February 4, 2020.

(17)	Capital surplus
Pursuant to the R.O.C. Company Act, capital surplus arising from paid-in
capital in excess of par value on issuance of common stock and donations can be used to cover accumulated deficit or to issue new stocks or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficit. Further, the R.O.C. Securities and Exchange Act requires that the amount of capital surplus to be capitalized mentioned above should not exceed 10% of the paid-in
capital each year. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

(18)	Retained earnings / accumulated deficit

A.	Under the Company’s Articles of Incorporation, the current earnings, if any, shall be distributed in the following order:

(a)	Payment of taxes and duties;

(b)	Cover prior years’ accumulated deficit, if any;

(c)	After deducting items a and b, set aside 10% of the remaining amount as legal reserve;

(d)	Appropriate or reverse special reserve in accordance with the relevant laws and regulations, if necessary;

(e)	After deducting items a to d, the remainder, if any, to be retained or to be appropriated shall be resolved by the shareholders at the shareholders’ meeting.

B.	The Company’s dividend policy is summarized below:
As the Company operates in a volatile business environment and is in the growth stage, the residual dividend policy is adopted taking into consideration the Company’s financial structure, operating results and future expansion plans. According to the dividend policy adopted by the Board of Directors, cash dividends shall account for at least 10% of the total dividends distributed.

C.	Under the R.O.C. Company Act, when the accumulated deficit exceeds 50% of the capital, the directors should convene a meeting of the shareholders and report the situation.

D.
The shareholders during their meetings on May 31, 2017 and June 26, 2018 adopted a resolution to use capital surplus amounting to NT$824,662 thousand and NT$874,086 thousand to cover accumulated deficit, respectively.

E.	As of December 31, 2018 and 2019, the Company had accumulated deficits. Therefore, the earnings distribution information disclosure is not applicable.

F.	For the information relating to employees’ compensation and directors’ remuneration, please refer to Note 6(24).

(19)	Operating revenue

	2018	2019
	NT$000	NT$000	US$000
Revenue from contracts with customers	$62,324	$209,140	$6,992

A.	Disaggregation of revenue from contracts with customers
The Group derives revenue from the transfer of goods and services over time and at a point in time in the following types:

2018	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$52,100	$—	$—	$52,100
Over time	—	10,224	—	10,224

Total	$52,100	$10,224	$—	$62,324

2019	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$58,970	$149,056	$304	$208,330
Over time	—	—	810	810

Total	$58,970	$149,056	$1,114	$209,140

Total (US$000)	$1,972	$4,983	$37	$6,992

Summary of Contract Assets and Liabilities
The Group has recognized the following revenue-related contract assets and liabilities:

	January 1,	December 31,
	2018	2018	2019
	NT$000	NT$000	NT$000	US$000
Contract assets - authorization collaboration and development revenue	$—	$2,283	$—	$—

Non-contract liabilities - authorization collaboration and development revenue	$—	$—	$10,760	$360

Summary of Revenue Recognized that was Included in the Contract Liability
Revenue recognized that was included in the contract liability balance at the beginning of the period.

	Years ended December 31,
	2018	2019
	NT$000	NT$000	US$000
Revenue recognized that was included in the contract liability balance at the beginning of the year		0	0
Authorization collaboration and development contracts	$7,941	$0	$0

Summary of Other Income and Expenses
Other income and expenses

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Government subsidy income (Note 1 and 2)	$14,206	$21,100	$1,420	$47
Others	6,942	5,128	14,629	489

	$21,148	$26,228	$16,049	$536

Note 1:
The Company has entered into contracts of “A phase IIa trial of lipid-based investigational drug TLC399 in the subjects with macular edema due to retinal vein occlusion in the United States” and “A phase I/II trial of lipid-based, sustained release investigational drug TLC399 (ProDex
®
) for treating macular edema due to retinal vein occlusion” with the Institute for Information Industry in 2017 and 2014, respectively. The Company has accrued government subsidy income in accordance with the progress of the plans. The aforesaid subsidy plans has recognized income of NT$14,206 thousand, NT$7,615 thousand and NT$1,420 thousand (US$47 thousand) for 2017, 2018 and 2019, respectively. As of December 31, 201
9
, the Company has not received the government subsidy of NT$1,420 thousand (US$47 thousand) (shown as “Other receivables”).

Note 2:	The Company’s subsidiary, TLC Biopharmaceuticals Pty Ltd. received the financial incentives from Australian government in August 2018 of NT$13,485 thousand for its research and development activities.

Summary of Other Gains and Losses	Other gains and losses

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Net currency exchange gain (loss)	$2,632	($2,986)	$14,515	$486
Other gains (losses )	20	1,478	(53)	(2)

	$2,652	($1,508)	$14,462	$484

Summary of Finance Costs	Finance costs

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Bank borrowings	$2,255	$9,379	$21,333	$713
Finance lease liabilities	1,130	507	—	—
Lease liabilities	—	—	2,323	78

	$3,385	$9,886	$23,656	$791

Summary of Expenses by Nature
Expenses by nature (Shown as “Operating expenses”)

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Employee benefit expenses	$323,991	$314,655	$268,381	$8,973

Depreciation charges	$41,926	$39,315	$64,754	$2,165

Amortization charges	$10,570	$8,144	$6,648	$222

Summary of Employee Benefit Expenses
Employee benefit expenses

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Wages and salaries	$225,633	$234,735	$210,140	$7,026
Share-based payment compensation costs	57,149	41,386	26,793	896
Labor and health insurance fees	19,117	19,026	16,177	541
Pension costs	10,245	10,396	8,356	279
Other personnel expenses	11,847	9,112	6,915	231
	$323,991	$314,655	$268,381	$8,973

Summary of Components of Income Tax Expense	Components of income tax expense:

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Current income tax:
Current income tax on profits for the year	$735	$538	$906	$30
Prior year income tax underestimation	133	329	3,214	108
Total current income tax	868	867	4,120	138
Deferred income tax:
Origination and reversal of temporary differences	83	—	—	—

	$951	$867	$4,120	$138

Summary of Reconciliation Between Income Tax Expense and Accounting Profit	Reconciliation between income tax expense and accounting profit:

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Tax calculated based on profit (loss) before tax and statutory tax rate (Note)	($148,412)	($180,141)	($160,680)	($5,372)
Effect of different tax rates in countries in which the Group operates	573	300	83	3
Tax effect of amounts which are not (taxable) deductible in calculating taxable income	83	—	—	—
Taxable loss not recognized as deferred tax assets	148,574	180,379	161,503	5,400
Prior year income tax underestimation	133	329	3,214	107

Income tax expense	$951	$867	$4,120	$138

Summary of Deferred Income Tax Assets or Liabilities as a Result of Temporary Differences	Amounts of deferred income tax assets or liabilities as a result of temporary differences are as follows:

	2017
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$164	($83)	$—	$—	$81

	2018
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$81	$—	($2)	$—	$79

	2019
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$79	$—	($3)	$—	$76	$3

Details of Investment Tax Credits and Unrecognized Deferred Tax Assets	Details of investment tax credits and unrecognized deferred tax assets are as follows:

	December 31, 2018
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$358,394	$358,394	Note
Employees’ development and training	72	72	Note

	December 31, 2019
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$549,466	$549,466	Note
Employees’ development and training	72	72	Note

	December 31, 2019
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	US$000	US$000
Qualifying items
Research and development expenditure	$18,371	$18,371	Note
Employees’ development and training	2	2	Note

Summary of the Amounts of Deductible Temporary Differences That were Not Recognized as Deferred Income Tax Assets	The amounts of deductible temporary differences that are not recognized as deferred income tax assets are as follows:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Deductible temporary differences	$85,337	$84,234	$2,816

Summary of Loss Per Share
Loss per share

	2017
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)		Loss per share (in dollars)
	NT$000			NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($873,962)	55,489		($15,75)

Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note	)
Restricted stocks	—	(Note	)

Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($873,962)	55,489		($15,75)

	2018
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)		Loss per share (in dollars)
	NT$000			NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($901,574)	62,719		($14.37)

Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note	)
Restricted stocks	—	(Note	)

Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($901,574)	62,719		($14.37)

	2019
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)		Loss per share (in dollars)
	NT$000			NT$
Basic loss per share
Loss attributable to common shareholders of the Company	( $807,522)	65,545		( $12.32)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note	)
Restricted stocks	—	(Note	)

Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($807,522)	65,545		($12.32)

	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)		Loss per share (in dollars)
	US$000			US$
Basic loss per share
Loss attributable to common shareholders of the Company	( $26,999)	65,545		($0.41)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note	)
Restricted stocks	—	(Note	)

Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($26,999)	65,545		($0.41)

Summary of Investing Activities with Partial Cash Payments

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Acquisition of property, plant and equipment (including transfers)	$17,237	$42,213	$5,337	$179
Add: Opening balance of payables on machinery, equipment and intangible assets	1,229	—	3,303	110
Ending balance of prepayments for equipment	923	27,942	74,841	2,502
Opening balance of prepayments for equipment being transferred to other expenses	—	780	—	—
Opening balance of prepayments for equipment being transferred to intangible assets	227	—	243	8
Less: Ending balance of payables on machinery, equipment and intangible assets	—	(3,303)	(190)	(6)
Opening balance of prepayments for equipment	(1,483)	(923)	(27,942)	(934)
Cash paid	$18,133	$66,709	$55,592	$1,859

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Acquisition of intangible assets (including transfers)	$5,933	$3,537	$4,420	$148
Add: Opening balance of payable on machinery, equipment and intangible assets	1,495	—	374	12
Less: Ending balance of payables on machinery, equipment and intangible assets	—	(374)	(74)	(2)
Opening balance of prepayments for equipment	(227)	—	(243)	(8)
Cash paid	$7,201	$3,163	$4,477	$150

Changes in Liabilities from Financing Activities
Changes in liabilities from financing activities

	2017
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$71,750	$50,500	$168,250
Changes in cash flow from financing activities	—	(1,700)	1,500	(200)

At December 31	$46,000	$70,050	$52,000	$168,050

	2018
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$70,050	$52,000	$168,050
Changes in cash flow from financing activities	—	364,107	(4,000)	360,107
Changes in other non-cash items	—	600	—	600

At December 31	$46,000	$434,757	$48,000	$528,757

	2019
	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities-2019 Financial lease liabilities-2018 (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$434,757	$48,000	$528,757
Effect on initial application of IFRS16 (Note)	—	—	73,021	73,021

Adjusted balance at January 1, 2019	46,000	434,757	121,021	601,778
Changes in cash flow from financing activities	—	(56,425)	(37,778)	(94,203)
Additions	—	—	1,770	1,770
Changes in other non-cash items	—	(7,679)	7,496	(183)

At December 31	$46,000	$370,653	$92,509	$509,162

At December 31 (US$000)	$1,538	$12,392	$3,093	$17,023

Note:	Please refer to Note 3(1) for the initial application of IFRS 16.

Unrecognized Unused Tax Losses
Disclosure Of Significant Accounts [Line Items]
Summary of Expiration Dates of Unused Loss Carryforward and Amounts of Unrecognized Deductible Amounts	Expiration dates of unused loss carryforward and amounts of unrecognized deductible amounts of the Company are as follows:

	December 31, 2018
Year incurred	Amount filed / assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2009	$136,642	$136,642	$136,642	2019
2010	196,215	196,215	196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	918,113	918,113	918,113	2028

	$4,966,727	$4,966,727	$4,966,727

	December 31, 2019
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2010	$196,215	$196,215	$196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	870,584	870,584	870,584	2028
2019	754,611	754,611	754,611	2029
	$5,537,167	$5,537,167	$5,537,167

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

	December 31, 2019
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	US$000	US$000	US$000
2010	$6,560	$6,560	$6,560	2020
2011	7,118	7,118	7,118	2021
2012	6,284	6,284	6,284	2022
2013	13,635	13,635	13,635	2023
2014	21,140	21,140	21,140	2024
2015	21,725	21,725	21,725	2025
2016	26,492	26,492	26,492	2026
2017	27,838	27,838	27,838	2027
2018	29,107	29,107	29,107	2028
2019	25,229	25,229	25,229	2029

	$185,128	$185,128	$185,128

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

Employee Stock Options
Disclosure Of Significant Accounts [Line Items]
Summary of Fair Value of Stock Measured Using Black-Scholes Option-pricing Model	The fair value of stock options granted on grant date is measured using the Black Scholes option-pricing model. Relevant information is as follows:

Employee stock options
Grant date	0	0

Dividend yield	0	0
Expected volatility	0	0
Risk-free interest rate	0	0
Expected life (years)	0	0
Per share exercise price (in NT dollars)	$0	$0
Weighted average stock options fair value (in NT dollars)	$0	$0

Right-of-use assets
Disclosure Of Significant Accounts [Line Items]
Summary of Property, Plant and Equipment	The carrying amount of
right-of-use
assets and the depreciation charges are as follows:

	December 31, 2019
	Cost	Accumulated depreciation	Carrying amount
	NT$000	NT$000	NT$000
Buildings	$71,477	($27,062)	$44,415
Testing equipment	86,328	(23,698)	62,630
Transportation equipment	697	(131)	566

	$158,502	($50,891)	$107,611

	December 31, 2019
	Cost	Accumulated depreciation	Carrying amount
	US$000	US$000	US$000
Buildings	$2,390	($905)	$1,485
Testing equipment	2,886	(792)	2,094
Transportation equipment	23	(4)	19

	$5,299	($1,701)	$3,598

	2019
	NT$000	US$000
Buildings	$27,104	$906
Testing equipment	20,654	691
Transportation equipment	131	4

	$47,889	$1,601